LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessor Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities Recorded on the Consolidated Balance Sheet
	As of December 31,
	2023	2024
Assets
Operating Leases
Operating lease right-of-use assets	1,721	1,426

Liabilities
Current liabilities
Current maturities of operating leases	447	430
Long-term liabilities
Non-current operating leases	1,206	878

Weighted Average Remaining Lease Term
Operating leases	3.73	2.59
Weighted Average Discount Rate
Operating leases	13.3%	13.7%

Schedule of Lease Costs
	Year Ended December 31,
	2023	2024

Operating lease cost:	745	622

Schedule of Supplemental Cash Flow Information Related to Leases
	Year Ended December 31,
	2023	2024

Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	799	631

Schedule of Undiscounted Cash Flows Under Leases
Operating Leases
For the year ending December 31,
2025	573
2026	518
2027 and thereafter	444
Total minimum lease payments	1,535

Less: amount of lease payments representing interest	227
Present value of future minimum lease payments	1,308
Less: Current maturities of operating leases	430
Long-term operating leases liabilities	878